Commitments and Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Debt Instrument [Line Items]
Loss contingency accrual reversal	$ 0	$ 40,000,000.0	$ 0	$ 40,000,000.0
Financial Standby Letter of Credit | Arduino
Debt Instrument [Line Items]
Guarantor obligation	$ 5,200,000		$ 5,200,000		$ 5,400,000